Loan Payable (Details)				1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 09, 2021 USD ($)	Dec. 19, 2019 USD ($)	Dec. 19, 2019 CNY (¥)	Dec. 20, 2019	Dec. 19, 2019 USD ($)	Dec. 19, 2019 CNY (¥)	Dec. 29, 2018 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 19, 2019 CNY (¥)	Jan. 22, 2019	Jan. 04, 2019 USD ($)	Jan. 04, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Jul. 30, 2018 USD ($)	Jul. 30, 2018 CNY (¥)	Aug. 06, 2017 USD ($)	Aug. 06, 2017 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)
Loan Payable (Details) [Line Items]
Total fund capital contribution								$ 77,000,000				¥ 460,000,000
Description of equity investment								The HYREF Fund invested RMB 3 million ($0.5 million) as an equity investment and RMB 457 million ($74.5 million) as a debt investment in Xi’an Zhonghong; in return for such investments, the HYREF Fund was to receive interest from Zhonghong for the HYREF Fund’s debt investment. The loan was collateralized by the accounts receivable and the fixed assets of Shenqiu Phase I and II power generation systems; the accounts receivable and fixed assets of Zhonghong’s three CDQ WHPG systems; and a 27 million RMB ($4.39 million) capital contribution made by Xi’an TCH in Zhonghong. Repayment of the loan (principal and interest) was also jointly and severally guaranteed by Xi’an TCH and the Chairman and CEO of the Company. In the fourth quarter of 2015, three power stations of Erdos TCH were pledged to Industrial Bank as an additional guarantee for the loan to Zhonghong’s three CDQ WHPG systems. In 2016, two additional power stations of Erdos TCH and Pucheng Phase I and II systems were pledged to Industrial Bank as an additional guarantee along with Xi’an TCH’s equity in Zhonghong.
Long term debt maturities repayments of principal in third year																								$ 42,220,000
Long term debt maturities repayments of principal in fourth year																						$ 16,270,000	¥ 100,000,000
Description of remaining loan balance								The Company had paid RMB 50 million ($7.54 million) of the RMB 280 million ($42.22 million), and on August 5, 2016, the Company entered into a supplemental agreement with the lender to extend the due date of the remaining RMB 230 million ($34.68 million) of the original RMB 280 million ($45.54 million) to August 6, 2017. During the year ended December 31, 2017, the Company negotiated with the lender again to further extend the remaining loan balance of RMB 230 million ($34.68 million), RMB 100 million ($16.27 million), and RMB 77 million ($12.52 million) (which included investment from Xi’an TCH of RMB 75 million and was netted off with the entrusted loan payable of the HYREF Fund in the balance sheet). The lender had tentatively agreed to extend the remaining loan balance until August 2019 with an adjusted annual interest rate of 9%, subject to the final approval from its headquarters. The headquarters did not approve the extension proposal with an adjusted annual interest rate of 9%; however, on December 29, 2018, the Company worked out with the lender an alternative repayment proposal as described below. As of December 31, 2018, the entrusted loan payable had an outstanding balance of $59.29 million, of which, $10.92 million was from the investment of Xi’an TCH; accordingly, the Company netted the loan payable of $10.92 million with the long-term investment to the HYREF Fund made by Xi’an TCH. As of June 30, 2021, the interest payable for this loan was $0 and the outstanding balance for this loan (non-current) was $0.31 million. As of December 31, 2020, the interest payable for this loan was $10.14 million and the outstanding balance for this loan was $22.20 million including a non-current portion of $0.30 million.	The Company had paid RMB 50 million ($7.54 million) of the RMB 280 million ($42.22 million), and on August 5, 2016, the Company entered into a supplemental agreement with the lender to extend the due date of the remaining RMB 230 million ($34.68 million) of the original RMB 280 million ($45.54 million) to August 6, 2017. During the year ended December 31, 2017, the Company negotiated with the lender again to further extend the remaining loan balance of RMB 230 million ($34.68 million), RMB 100 million ($16.27 million), and RMB 77 million ($12.52 million) (which included investment from Xi’an TCH of RMB 75 million and was netted off with the entrusted loan payable of the HYREF Fund in the balance sheet). The lender had tentatively agreed to extend the remaining loan balance until August 2019 with an adjusted annual interest rate of 9%, subject to the final approval from its headquarters. The headquarters did not approve the extension proposal with an adjusted annual interest rate of 9%; however, on December 29, 2018, the Company worked out with the lender an alternative repayment proposal as described below. As of December 31, 2018, the entrusted loan payable had an outstanding balance of $59.29 million, of which, $10.92 million was from the investment of Xi’an TCH; accordingly, the Company netted the loan payable of $10.92 million with the long-term investment to the HYREF Fund made by Xi’an TCH. As of December 31, 2019, the interest payable for this loan was $8.20 million and the outstanding balance for this loan was $20.77 million including a non-current portion of $0.29 million.	The Company had paid RMB 50 million ($7.54 million) of the RMB 280 million ($42.22 million), and on August 5, 2016, the Company entered into a supplemental agreement with the lender to extend the due date of the remaining RMB 230 million ($34.68 million) of the original RMB 280 million ($45.54 million) to August 6, 2017. During the year ended December 31, 2017, the Company negotiated with the lender again to further extend the remaining loan balance of RMB 230 million ($34.68 million), RMB 100 million ($16.27 million), and RMB 77 million ($12.52 million) (which included investment from Xi’an TCH of RMB 75 million and was netted off with the entrusted loan payable of the HYREF Fund in the balance sheet). The lender had tentatively agreed to extend the remaining loan balance until August 2019 with an adjusted annual interest rate of 9%, subject to the final approval from its headquarters. The headquarters did not approve the extension proposal with an adjusted annual interest rate of 9%; however, on December 29, 2018, the Company worked out with the lender an alternative repayment proposal as described below. As of December 31, 2018, the entrusted loan payable had an outstanding balance of $59.29 million, of which, $10.92 million was from the investment of Xi’an TCH; accordingly, the Company netted the loan payable of $10.92 million with the long-term investment to the HYREF Fund made by Xi’an TCH. As of December 31, 2019, the interest payable for this loan was $8.20 million and the outstanding balance for this loan was $20.77 million including a non-current portion of $0.29 million.
Loan payable									$ 300,000
Total buy back price		$ 37,520,000			$ 37,520,000				37,520,000				¥ 261,727,506	¥ 261,727,506
Accrued Interest					2,100,000	¥ 14,661,506			2,100,000	¥ 14,661,506
Transfer price installment payments, description				Mr. Bai, Xi’an TCH and Xi’an Zhonghong agreed to have Mr. Bai repay the Company in cash for the transfer price of Xuzhou Huayu and Shenqiu in five installment payments. The 1st payment of RMB 50 million ($7.17 million) is due on January 5, 2020, the 2nd payment of RMB 50 million ($7.17 million) was due on February 5, 2020, the 3rd payment of RMB 50 million ($7.17 million) was due on April 5, 2020, the 4th payment of RMB 50 million ($7.17 million) is due on June 30, 2020, and the final payment of RMB 47,066,000 ($6.75 million) is due on September 30, 2020. As of June 30, 2021, the Company has received the full payment of RMB 247 million ($36.28 million) from Mr. Bai.
Lender repayment, description				The lender agreed to extend the repayment of RMB 77.00 million ($11.04 million) to July 8, 2023; of which, RMB 75.00 million ($10.81 million) was Xi’an TCH’s investment into the HYREF fund as a secondary limited partner, and the Company netted off the investment of RMB 75 million ($10.81 million) by Xi’an TCH with the entrusted loan payable of the HYREF Fund.				The lender agreed to extend the repayment of RMB 77.00 million ($11.04 million) to July 8, 2023; of which, RMB 75.00 million ($10.81 million) was Xi’an TCH’s investment into the HYREF fund as a secondary limited partner, and the Company netted off the investment of RMB 75 million ($10.81 million) by Xi’an TCH with the entrusted loan payable of the HYREF Fund.
Loan payable outstanding balance																		$ 10,920,000
Interest payable for loan									10,140,000
Outstanding loan balance									22,200,000
Interest expense								$ 127,222	1,300,000		$ 1,720,000
Loan asset value									27,970,000
Loan and related interest									$ 32,350,000
Description of fund management supplemental agreement								The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 8 for detail).	The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 9 for detail).	The Company recorded $397,033 loss from this transfer during the year ended December 31, 2019. On January 10, 2019, Mr. Chonggong Bai transferred all the equity shares of his wholly owned company, Xi’an Hanneng, to HYREF as repayment for the loan. Xi’an Hanneng was expected to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd for the repayment of Huayu system and Shenqiu system. As of September 30, 2019, Xi’an Hanneng already owned 29,948,000 shares of Huaxin, but was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report. On December 20, 2019, Mr. Bai and all the related parties agreed to have Mr. Bai instead making a payment in cash for the transfer price of Huayu (see Note 9 for detail).
Mr. Chonggong Bai [Member]
Loan Payable (Details) [Line Items]
Description of remaining loan balance								Xi’an Hanneng is a holding company and was supposed to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd. (“Huaxin”), so that HYREF will indirectly receive and own such shares of Xi’an Huaxin as the repayment for the loan of Zhonghong. Xi’an Hanneng already owned 29,948,000 shares of Huaxin; however, Xi’an Hanneng was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report.	Xi’an Hanneng is a holding company and was supposed to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd. (“Huaxin”), so that HYREF will indirectly receive and own such shares of Xi’an Huaxin as the repayment for the loan of Zhonghong. Xi’an Hanneng already owned 29,948,000 shares of Huaxin; however, Xi’an Hanneng was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report.	Xi’an Hanneng is a holding company and was supposed to own 47,150,000 shares of Xi’an Huaxin New Energy Co., Ltd. (“Huaxin”), so that HYREF will indirectly receive and own such shares of Xi’an Huaxin as the repayment for the loan of Zhonghong. Xi’an Hanneng already owned 29,948,000 shares of Huaxin; however, Xi’an Hanneng was not able to obtain the remaining 17,202,000 shares due to halted trading of Huaxin stock by NEEQ for not filing its 2018 annual report.
HYREF loan (entrusted loan) [Member]
Loan Payable (Details) [Line Items]
Loan payable outstanding balance																		59,290,000
Xi’an TCH [Member]
Loan Payable (Details) [Line Items]
Total buy back price		37,520,000			37,520,000									261,727,506
Accrued Interest		2,100,000	¥ 14,661,506		2,100,000	14,661,506
Ownership percentage											40.00%
Loss from sale											$ 46,461
Description of fund management supplemental agreement							On December 29, 2018, Xi’an TCH, Hongyuan Huifu and Fund Management Company entered into a supplemental agreement to the Share Transfer Agreement. Xi’an TCH owes the Fund Management Company RMB 18,306,667 ($2,672,000) in financial advisory fees, and the parties agreed that the Fund Management Company Transfer Price could be used to offset the outstanding financial advisory fees. Upon the completion of this transaction, the Fund Management Company owed RMB 3,453,867 ($502,400) to Hongyuan Huifu, and Xi’an TCH owed RMB 14,852,800 ($2,168,000) to the Fund Management Company. As of December 31, 2020, Xi’an TCH paid in full of $2,168,000 to the Fund Management Company.
HYREF loan (entrusted loan) [Member]
Loan Payable (Details) [Line Items]
Total fund capital contribution									$ 77,000,000				¥ 460,000,000
Description of equity investment									The HYREF Fund invested RMB 3 million ($0.5 million) as an equity investment and RMB 457 million ($74.5 million) as a debt investment in Xi’an Zhonghong; in return for such investments, the HYREF Fund was to receive interest from Zhonghong for the HYREF Fund’s debt investment. The loan was collateralized by the accounts receivable and the fixed assets of Shenqiu Phase I and II power generation systems; the accounts receivable and fixed assets of Zhonghong’s three CDQ WHPG systems; and a 27 million RMB ($4.39 million) capital contribution made by Xi’an TCH in Zhonghong. Repayment of the loan (principal and interest) was also jointly and severally guaranteed by Xi’an TCH and the Chairman and CEO of the Company. In the fourth quarter of 2015, three power stations of Erdos TCH were pledged to Industrial Bank as an additional guarantee for the loan to Zhonghong’s three CDQ WHPG systems. In 2016, two additional power stations of Erdos TCH and Pucheng Phase I and II systems were pledged to Industrial Bank as an additional guarantee along with Xi’an TCH’s equity in Zhonghong.	The HYREF Fund invested RMB 3 million ($0.5 million) as an equity investment and RMB 457 million ($74.5 million) as a debt investment in Xi’an Zhonghong; in return for such investments, the HYREF Fund was to receive interest from Zhonghong for the HYREF Fund’s debt investment. The loan was collateralized by the accounts receivable and the fixed assets of Shenqiu Phase I and II power generation systems; the accounts receivable and fixed assets of Zhonghong’s three CDQ WHPG systems; and a 27 million RMB ($4.39 million) capital contribution made by Xi’an TCH in Zhonghong. Repayment of the loan (principal and interest) was also jointly and severally guaranteed by Xi’an TCH and the Chairman and CEO of the Company. In the fourth quarter of 2015, three power stations of Erdos TCH were pledged to Industrial Bank as an additional guarantee for the loan to Zhonghong’s three CDQ WHPG systems. In 2016, two additional power stations of Erdos TCH and Pucheng Phase I and II systems were pledged to Industrial Bank as an additional guarantee along with Xi’an TCH’s equity in Zhonghong.
Zhonghong [Member]
Loan Payable (Details) [Line Items]
Interest rate																				12.50%	12.50%
Long term debt maturities repayments of principal in third year																								42,220,000	¥ 280,000,000
Debt amount paid																								$ 7,540,000	¥ 50,000,000
Long term debt maturities repayments of principal in fourth year																						$ 16,270,000	¥ 100,000,000
Long term debt maturities repayments of principal in fifth year																				$ 12,520,000	¥ 77,000,000
HYREF [Member]
Loan Payable (Details) [Line Items]
Loan payable							$ 27,540,000									$ 36,070,000.00	¥ 247,066,000		¥ 188,639,400
Gain to partial payment	$ 3,100,000
Ownership percentage							10.00%												10.00%
Xuzhou Huayu project [Member]
Loan Payable (Details) [Line Items]
Debt amount paid																18,550,000	127,066,000
Loan payable																17,520,000	120,000,000
Xian Tch [Member]
Loan Payable (Details) [Line Items]
Total buy back price		$ 37,520,000			37,520,000									¥ 261,727,506
Accrued Interest					$ 2,100,000	¥ 14,661,506
HYREF loan (entrusted loan) [Member] | Limited Partner [Member]
Loan Payable (Details) [Line Items]
Loan payable																		$ 10,920,000
Mr. Bai [Member]
Loan Payable (Details) [Line Items]
Transfer price installment payments, description				Mr. Bai, Xi’an TCH and Xi’an Zhonghong agreed to have Mr. Bai repay the Company in cash for the transfer price of Xuzhou Huayu and Shenqiu in five installment payments. The 1st payment of RMB 50 million ($7.17 million) is due on January 5, 2020, the 2nd payment of RMB 50 million ($7.17 million) was due on February 5, 2020, the 3rd payment of RMB 50 million ($7.17 million) was due on April 5, 2020, the 4th payment of RMB 50 million ($7.17 million) is due on June 30, 2020, and the final payment of RMB 47,066,000 ($6.75 million) is due on September 30, 2020. As of December 31, 2020, the Company has received the full payment of RMB 247 million ($36.28 million) from Mr. Bai.
Hongyuan Huifu [Member]
Loan Payable (Details) [Line Items]
Debt amount paid							$ 504,000												¥ 3,453,867
Ownership percentage									40.00%				40.00%
Shanghai TCH [Member]
Loan Payable (Details) [Line Items]
Transfer agreement, description							Shanghai TCH entered into a Share Transfer Agreement with HYREF, pursuant to which HYREF agreed to transfer its 10% ownership in Xi’an Zhonghong to Shanghai TCH for RMB 3 million ($460,000), and was recorded as long-term payable in the Company’s balance sheet. On January 22, 2019, Hongyuan Huifu completed the transfer of its 10% ownership in Xi’an Zhonghong to Shanghai TCH, Xi’an Zhonghong then became a 100% subsidiary of the Company. The Company did not record any gain or loss for this purchase as the controlling interest did not change.
Xuzhou Huayu project [Member]
Loan Payable (Details) [Line Items]
Loan payable																17,520,000	120,000,000
Xuzhou Huayu project [Member]
Loan Payable (Details) [Line Items]
Debt amount paid																18,550,000	127,066,000
Loan payable																$ 36,070,000.00	¥ 247,066,000
Termination Agreement [Member] | HYREF [Member]
Loan Payable (Details) [Line Items]
Gain to partial payment	$ 3,100,000
Transfer Agreement [Member] | HYREF [Member]
Loan Payable (Details) [Line Items]
Loan payable							$ 27,540,000												¥ 188,639,400
Transfer Agreement [Member] | Hongyuan Huifu [Member]
Loan Payable (Details) [Line Items]
Ownership percentage							40.00%								40.00%				40.00%